LEASES	12 Months Ended
Dec. 31, 2023
Leases1 [Abstract]
LEASES	NOTE 20 - LEASES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AND PER UNIT DATA)
The Group leased automobiles, equipment and real estate for the periods presented below. A reconciliation of leases arising from financing activities and the balance sheet classification of future minimum lease payments as of the reporting periods presented were as follows:

	Present Value of Minimum Lease Payments
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of period	$28,862	$27,804	$18,878
Additions(a)	14,430	11,269	16,482
Interest expense(b)	1,661	1,022	1,050
Cash outflows	(13,831)	(11,233)	(8,606)
Balance at end of period	$31,122	$28,862	$27,804
Classified as:
Current liability	$10,563	$9,293	$9,627
Non-current liability	20,559	19,569	18,177
Total	$31,122	$28,862	$27,804
(a)The $14,430 and $11,269 in lease additions during the years ended December 31, 2023 and December 31, 2022, respectively, was primarily attributable to the expansion of the Group’s fleet due to continued growth. Of the $16,482 in lease additions during the year ended
December 31, 2021, $8,062 was attributable to the Indigo, Blackbeard and Tapstone acquisitions. Refer to Note 5 for additional information regarding acquisitions.
(b)Included as a component of finance cost.
Set out below is the movement in the right-of-use assets:

	Right-of-Use Assets
	December 31, 2023	December 31, 2022	December 31, 2021
Balance at beginning of period	$27,959	$26,908	$18,026
Additions(a)	13,279	11,295	16,554
Depreciation	(11,224)	(10,244)	(7,672)
Balance at end of period	$30,014	$27,959	$26,908
Classified as:
Motor vehicles	$25,592	$23,782	$19,149
Midstream	3,136	3,801	6,502
Buildings and leasehold improvements	1,286	376	1,257
Total	$30,014	$27,959	$26,908
(a)The $13,279 and $11,295 in lease additions during the years ended December 31, 2023 and December 31, 2022, respectively, was attributable to the expansion of the Group’s fleet due to continued growth. Of the $16,554 in lease additions during the year ended December 31, 2021,
$8,062 was attributable to the Indigo, Blackbeard and Tapstone acquisitions. Refer to Note 5 for additional information regarding acquisitions.
The range of discount rates applied in calculating right-of-use assets and related lease liabilities, depending on the lease term, is presented below:

	December 31, 2023	December 31, 2022	December 31, 2021
Discount rates range	1.8% - 7.1%	1.8% - 6.3%	1.8% - 3.3%
Expenses related to short-term and low-value lease exemptions applied under IFRS 16 are primarily associated with short term compressor rentals and were $30,024, $25,153 and $15,362 for the years ended December 31, 2023 and 2022 and 2021, respectively. These amounts have been included in the Group’s operating expenses and are primarily concentrated in LOE.
The following table reflects the maturity of leases as of the periods presented:

	December 31, 2023	December 31, 2022	December 31, 2021
Not Later Than One Year	$10,563	$9,293	$9,627
Later Than One Year and Not Later Than Five Years	20,559	19,569	18,177
Later Than Five Years	—	—	—
Total	$31,122	$28,862	$27,804